Registration Nos. 333-46112
                                                                      811-10141


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

         Pre-Effective Amendment No. ___                               [ ]

         Post-Effective Amendment No. 4                                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

         Amendment No. 4                                               [X]


                             DAVIS PARK SERIES TRUST
               (Exact name of registrant as specified in charter)


                     P.O. Box 6919, Moraga, California 94570
                    (Address of principal executive offices)

                  Registrant's Telephone Number: (800) 394-5064


           Nicholas D. Gerber, P.O. Box 6919, Moraga, California 94570
                     (Name and address of agent for service)

                                    Copy to:

                             Michael J. Meaney, Esq.
                  McDonald, Hopkins, Burke & Haber Co., L.P.A.
     2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

It is proposed that this filing will become effective (check appropriate box)

         _____    immediately upon filing pursuant to paragraph (b)
         __X__    on July 1, 2001 pursuant to paragraph (b)
         _____    60 days after filing pursuant to paragraph (a)
         _____    on (date) pursuant to paragraph (a) of Rule 485
         _____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
         _____    on (date) pursuant to paragraph (a)(2) of Rule 485.

                                   Prospectus

                          Ameristock Mutual Fund, Inc.
                      Ameristock Large Company Growth Fund
                          Ameristock Focused Value Fund

                                  P.O. Box 6919
                                Moraga, CA 94570
                                 (800) 394-5064
                               www.ameristock.com


           Minimum Investment:                        $1,000
           Sales Charge:                              None, 100% no-load
           12b-1 Fee:                                 None
           Redemption Fee:
              Ameristock Mutual Fund, Inc.:           None
              Ameristock Large Company
               Growth Fund:                           None
              Ameristock Focused Value Fund           1.00% if shares redeemed
                                                      within 3 years of purchase

Ameristock Mutual Fund, Inc. is a mutual fund with an investment objective of seeking total return through capital appreciation and current income by investing primarily in equity securities.

Ameristock Large Company Growth Fund is a mutual fund with an investment objective of seeking capital appreciation. This Fund pursues its objective by investing principally in common stock of large capitalization companies headquartered in the United States.

Ameristock Focused Value Fund is a mutual fund with an investment objective of seeking capital appreciation. This Fund pursues its objective by investing principally in common stock of companies of all sizes headquartered in the United States.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                  July 1, 2001

                               TABLE OF CONTENTS
                    Risk/Return Summary - Ameristock Mutual
                    Fund, Inc...........................___
                    Risk/Return Summary - Ameristock Large
                    Company Growth Fund.................___
                    Risk/Return Summary - Ameristock
                    Focused Value Fund..................___
                    Fees and Expenses...................___
                    How to Buy Shares...................___
                    How to Redeem Shares................___
                    Net Asset Value.....................___
                    Investment Management...............___
                    Dividends and Taxes.................___
                    Other Information...................___
                    Financial Highlights................___






RISK/RETURN SUMMARY - AMERISTOCK MUTUAL FUND, INC.

Investment Objective

The investment objective of Ameristock Mutual Fund, Inc. is to seek total return through capital appreciation and current income by investing primarily in equity securities.

Principal Investment Strategies

Ameristock Mutual Fund, Inc. pursues its investment objective principally by investing in common stock of large capitalization companies headquartered in the United States. Generally, a large capitalization company is one with a market capitalization of at least $15 billion. To achieve the current component of this Fund's investment objective, the Fund invests primarily in companies which pay dividends.

This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other large capitalization companies will be considered attractive investments. However, to a lesser extent the Fund will often also invest in large capitalization "growth" stocks in order to be represented in that portion of the stock market. The Fund will sell a stock when the Fund investment adviser decides that it no longer meets the investment criteria described above.

Under normal conditions, this Fund will invest at least 80% of the value of its total assets in accordance with the investment strategies described above. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.

Principal Risks

Investment in Ameristock Mutual Fund, Inc. is subject to the following principal risks:

             *     The value of  securities in the Fund's  portfolio  will go up and down. Consequently, the Fund's share price may decline and you could lose money.

             *     The stock market is subject to  significant  fluctuations  in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

             *     Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

             *     There  is no  assurance  that  the  Fund's  "value"  style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.

             *     "Growth"  stocks  generally  are more  expensive  relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

             *     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the life of the Fund and by showing how the Fund's average annual returns for a one-year period and the life of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                          AMERISTOCK MUTUAL FUND, INC.

                                   [Bar Chart]

               1996            1997            1998            1999
              27.7%           32.9%           32.0%            2.7%


High and Low Quarterly Returns. During the life of the Fund through December 31, 1999, the highest return for a quarter was 19.1% (quarter ending December 31, 1998) and the lowest return for a quarter was -8.2% (quarter ending September 30, 1999).

        Average  Annual Total  Returns        Past                  Life
        (for the periods ending               One Year              Of Fund*
        December 31, 1999)

        Ameristock Mutual Fund, Inc.          2.7%                  23.9%

        Standard & Poor's 50 Index            21.0%                 25.7%

*Since inception date of August 31, 1995.

RISK/RETURN SUMMARY - AMERISTOCK LARGE COMPANY GROWTH FUND

Investment Objective

The investment objective of Ameristock Large Company Growth Fund is to seek capital appreciation.

Principal Investment Strategies

Ameristock   Large  Company  Growth  Fund  pursues  its   investment   objective
principally by investing in common stock of large capitalization companies headquartered in the United States. Generally, a large capitalization company is one with a market capitalization of at least $15 billion.

This Fund emphasizes a "growth" style of investing. In selecting common stocks, the Fund will seek to invest in companies which the Adviser believes have the potential for superior long term capital appreciation due to accelerated earnings or revenue growth. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets these investment criteria.

Under normal conditions, this Fund will invest at least 80% of the value of its total assets in accordance with the investment strategies described above. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.

This Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies, thus resulting in a higher "portfolio turnover" rate than other mutual funds. A higher portfolio turnover rate will result in (i) increased brokerage commissions payable by the Fund and
(ii) higher amounts of realized investment gain subject to the payment of taxes by shareholders, thus adversely affecting the performance of the Fund.

Principal Risks

Investment in Ameristock Large Company Growth Fund is subject to the following principal risks:

             *     The value of  securities in the Fund's  portfolio  will go up and down. Consequently, the Fund's share price may decline and you could lose money.

             *     The stock market is subject to  significant  fluctuations  in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

             *     Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

             *     "Growth"  stocks  generally  are more  expensive  relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

             *     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Bar Chart and Performance Table

A bar chart and performance table is not provided since this Fund has not had annual returns for a full calendar year.

RISK/RETURN SUMMARY - AMERISTOCK FOCUSED VALUE FUND

Investment Objective

The investment objective of Ameristock Focused Value Fund is to seek capital appreciation.

Principal Investment Strategies

Ameristock Focused Value Fund pursues its investment objective principally by investing in common stock of companies of all sizes headquartered in the United States.

This Fund emphasizes a "value" style of investing. For example, shares of companies with lower ratios of share price to earnings, sales and book value and higher dividend yields than those of other companies will be considered attractive investments. This Fund may also invest in companies which the Fund's investment adviser believes are being undervalued by the securities markets due to operating losses, litigation or other circumstances which may have depressed share prices. However, to a lesser extent the Fund may also invest in stocks experiencing accelerated earnings or revenue growth ("growth stocks") when the Adviser believes that such stocks are being undervalued by the securities markets. The Fund will sell a stock when the Fund's investment adviser decides that it no longer meets these investment criteria.

This Fund also may invest in corporate debt securities of companies headquarters in the United States which the Adviser believes have the capacity for capital appreciation, either (i) because such debt securities are currently trading below par or (ii) because the Adviser believes that interest rates are about to decline. Such debt securities may be of any maturity and may include investment grade securities (those rated within the top four categories of safety according to rating service companies) as well as lower rated securities (including securities in the lowest categories of safety and even unrated securities), sometimes referred to as "junk bonds," which have speculative characteristics. The Fund will sell a corporate debt security when the Adviser believes that such security is no longer likely to appreciate in value.

Under normal conditions, this Fund will invest at least 65% of the value of its total assets in common stock. However, the Fund may temporarily invest a lower percentage of its assets in accordance with such strategies in the event of a domestic or international event which has significantly disrupted, or in the opinion of the Fund's investment adviser will materially disrupt, the stock market. If the Fund does so, the Fund may not achieve its investment objective.

This Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies, thus resulting in a higher "portfolio turnover" rate than other mutual funds. A higher portfolio turnover rate will result in (i) increased brokerage commissions payable by the Fund and
(ii) higher amounts of realized investment gain subject to the payment of taxes by shareholders, thus adversely affecting the performance of the Fund.

Principal Risks

Investment in Ameristock Focused Value Fund is subject to the following principal risks:

             *     The value of  securities in the Fund's  portfolio  will go up and down. Consequently, the Fund's share price may decline and you could lose money.

             *     The stock market is subject to  significant  fluctuations  in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.

             *     Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.

             *     While this Fund invests in both smaller and larger companies, the smaller companies in which this Fund invests are especially sensitive to the factors described above due to certain characteristics of smaller companies such as absence of depth of management, insufficient funds necessary for growth or potential development and limited product or credit lines. Therefore, smaller companies may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of this Fund to dispose of such securities when the Adviser deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of this Fund to above average risk.

             *     There  is no  assurance  that  the  Fund's  "value"  style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing.

             *     "Growth"  stocks  generally  are more  expensive  relative to their earnings or assets than other types of stocks. Consequently, these stocks are more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in their earnings. Negative developments in this regard could cause a stock to decline dramatically, resulting in a decrease in the Fund's share price.

             *     This Fund's  portfolio  will also be exposed to the following
                  additional   risks  in  connection  with  its  investments  in
                  corporate debt securities:

                  - Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. Prices of debt securities having longer maturities are particularly susceptible to increasing interest rates. The net asset value of this Fund may decrease during periods of rising interest rates.

                  - An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, this Fund will lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

                  - Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

                   This Fund is a "non-diversified" fund. The Fund is considered
                  "non-diversified" because, compared to other funds, a higher percentage of the Fund's assets may be invested in the shares of a limited number of companies. The Fund's portfolio securities, therefore, may be more susceptible to a decline in value as a result of any single economic, political, or regulatory occurrence than the portfolio securities of a "diversified" fund.

                   An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


Bar Chart and Performance Table

A bar chart and performance table is not provided since this Fund has not had annual returns for a full calendar year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees (fees paid directly from your investment)

                             Ameristock        Ameristock        Ameristock
                            Mutual Fund,     Large Company      Focused Value
                                Inc.          Growth Fund           Fund

Maximum Sales Charge (Load)     None              None              None
Imposed on Purchases

Maximum Deferred Sales Charge   None              None              None
(Load)

Redemption (1)                  None              None              1.00%(2)


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                Ameristock        Ameristock        Ameristock
                               Mutual Fund,     Large Company      Focused Value
                                   Inc.          Growth Fund           Fund

           Management Fees(3)      1.00%             1.00%             1.35%
    Distribution (12b-1) Fees      0.00%             0.00%             0.00%
               Other Expenses      0.00%             0.00%             0.00%
                                  ------            ------            ------
  Total Annual Fund Operating      1.00%             1.00%             1.35%
                     Expenses

     (1) In addition to any redemption fee, there is a charge of $20.00 for each wire redemption.

     (2) Payable only if shares redeemed within 3 years of purchase.

     (3) The Fund's Investment Adviser has contractually agreed to pay all operating expenses of each Fund except for brokerage, taxes, interest and extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year             3 Years

Ameristock Mutual Fund, Inc.                  $102                $318

Ameristock Large Company Growth Fund          $102                $318

Ameristock Focused Value Fund                 $237                $528


HOW TO BUY SHARES

Shares of each Fund are purchased at the net asset value per share (as described in "Net Asset Value" below) next determined after receipt by the Fund's Transfer Agent of your investment in proper form as described below. There are no sales charges. The minimum initial investment is $1,000 and minimum subsequent investments (excluding reinvestments of dividends and capital gains) are $100.

To purchase shares, complete and sign the Application to Buy Shares (or investment stub in the case of a subsequent purchase) and mail it, together with your check payable to Ameristock Mutual Fund, Inc., Ameristock Large Company Growth Fund or Ameristock Focused Value Fund, to:

         Mutual Shareholder Services
         8869 Brecksville Road
         Brecksville, Ohio 44141

To purchase shares by wire, transmit funds to:

         Firstar Bank, N.A.
         Cinti/Trust
         ABA#: 0420-0001-3
         F/F/C Account No. ___________________
         [Ameristock Mutual Funds]
         DDA __________________ (Star Bank Trust)

Your investment will be considered to be in "proper form" if it includes a check or wire funds transmission together with a completed Application to Buy Shares or (in the case of a subsequent purchase) a completed investment stub from a previous purchase or sale confirmation.

Each investment in a Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides record keeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. Therefore, it may cost more for you to purchase shares through a Processing Organization than to purchase shares directly from the Fund. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. Neither Fund is responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Ameristock Corporation.

Each Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

HOW TO REDEEM SHARES

General

You may redeem (sell) your shares at any time. Each Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed redemption request (in accordance with the procedures described in "Redemption by Mail" or "Redemption by Telephone," below), except as described below. The redemption price per share is the net asset value determined as described under "Net Asset Value", less any applicable redemption fee as described below under "Redemption Fee". Because net asset value fluctuates, the amount received upon redemption may be more or less than the amount paid for the shares.

Where an investor requests wire payment, the Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $20.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

Redemption proceeds may be paid in whole or in part in securities or other property rather than in cash.

Each Fund reserves the right to suspend or postpone redemptions during any period: (i) when trading on the New York Stock Exchange is restricted, (ii) when, as a result of an emergency, it is not reasonably practicable for the Fund to dispose of, or determine the fair market value of, its net assets or (iii) as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the net asset value of the shares in an account is less than $1,000 as a result of previous redemptions and not market declines, the Fund may notify the shareholder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the shareholder.

Redemption Fee - Ameristock Focused Value Fund

A redemption fee of 1% payable to and retained by Ameristock Focused Value Fund is imposed on any redemption of shares within three years of the date of purchase. The 1% fee is imposed on the net asset value of the redeemed shares at the time of purchase. No redemption fee will be imposed on shares acquired through reinvestment of dividends or capital gain distributions or on increases in the net asset value of an investor's shares above the net asset value at the time of purchase.

In determining whether a redemption fee is applicable to a redemption, the calculation will be made in a manner that results the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of shares above the total amount of payments for the purchase of shares made during the preceding year; then of amounts representing shares purchased more than three years prior to the redemption; and finally, of amounts representing the cost of shares purchased within three years prior to the redemption.

No redemption fees are payable by shareholders of Ameristock Mutual Fund, Inc. or Ameristock Large Company Growth Fund.

Redemption by Mail

Each Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

         Ameristock Mutual Funds
         Mutual Shareholder Services
         8869 Brecksville Road
         Brecksville, Ohio 44141

The redemption request must:

          1.   Include your name and account number.

          2. Specify the name of the Fund from which shares are to be redeemed.

          3. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

          4. Be signed by all owners exactly as their names appear on the account.

          5. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account,
               (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), or (iv) the redemption request is for $25,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations clearing agencies, and savings associations. A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed; otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act must be furnished.

Redemption by Telephone

You may redeem shares by telephone by calling either Fund at (800) 394-5064. In order to use the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request. Neither Fund nor the Transfer Agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account. Furthermore, you agree to hold harmless and indemnify the Fund, the Transfer Agent, and any affiliated officers, employees, directors, and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with either the written or telephone redemption procedures.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape recorded.


NET ASSET VALUE

Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of a Fund is computed by dividing the value of such Fund's net assets by the total number of shares of such Fund outstanding. The Fund's investments are valued primarily on the basis of market quotations.

Each Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when such Fund does not price its shares. As a result, each Fund's net asset value may change on days when shareholders will not be able to purchase or redeem such Fund's shares.


INVESTMENT MANAGEMENT

Each Fund has retained as its investment adviser Ameristock Corporation (the "Adviser"), an investment management organization. The Adviser has acted as the investment adviser to Ameristock Mutual Fund, Inc. since its inception in 1995 and to Ameristock Large Company Growth Fund and Ameristock Focused Value Fund since their inception in 2000. The Adviser manages the investments of each Fund and is responsible for the overall management of the business affairs of each Fund. The Adviser's address is P.O. Box 6919, Moraga, California 94570.

As compensation for its services the Adviser receives an annual fee of 1% of the average net assets of Ameristock Mutual Fund, Inc. and Ameristock Large Company Growth Fund and 1.35% of the average net assets of Ameristock Focused Value Fund. The Adviser pays all of the operating expenses of each Fund except for brokerage, taxes, interest and extraordinary expenses.

Nicholas D. Gerber, the President of the Adviser, has been the portfolio manager of Ameristock Mutual Fund, Inc. since its inception in 1995. Previously, Mr. Gerber was an equity portfolio manager with Bank of America. Andrew Ngim has been the co-portfolio manager of this Fund since 2000. Mr. Ngim has been a Managing Director of Ameristock Corporation since 1999 and was a benefits consultant with PriceWaterhouseCoopers from 1994 to 1999. Previously, he was employed as a stockbroker and stock analyst with a regional investment banking firm and as an investment consultant with a third party pension administrator.

The portfolio managers of Ameristock Large Company Growth Fund are Andrew Ngim and Robert Nguyen. Mr. Ngim's background is described above. Mr. Nguyen has been a Managing Principal of Ameristock Corporation since 2000 and from 1995 to 1999 was an institutional specialist at Charles Schwab and Co., Inc. Previously, Mr. Nguyen was an equity portfolio manager with Bank of America and a stockbroker and stock analyst with Morgan Stanley Dean Witter.

The portfolio managers of Ameristock Focused Value Fund are Nicholas D. Gerber and Howard Mah. Mr. Gerber's background is described above. Mr. Mah has been a tax and financial consultant in private practice since 1995 and has been a portfolio manager for the Adviser since joining the Adviser on December 26, 2000.


DIVIDENDS AND TAXES

Each Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in such Fund as of the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments on the Application to Buy Shares.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Each Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions may be both dividends and capital gains. Generally, distributions from each Fund are expected to be primarily capital gains distributions. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

OTHER INFORMATION

Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201 has been retained to act as the custodian of each Fund's investments.

Mutual Shareholder Services, 8869 Brecksville Road, Brecksville, Ohio 44141, is the transfer agent and dividend - paying agent of each Fund.

ALPS Mutual Fund Services, Inc., 370 17th Street, Denver, Colorado, is the administrator and bookkeeping and pricing agent for the Funds. ALPS Distributors, Inc., 370 17th Street, Denver, Colorado, is the distributor for the Funds.

McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected to serve as independent certified public accountants of each Fund and, as such, audits the annual financial statements of each Fund.

McDonald, Hopkins, Burke & Haber Co., L.P.A., 2100 Bank One Center, 600 Superior Avenue, East, Cleveland, OH 44114-2653, is legal counsel to each Fund and the Adviser.

                              FINANCIAL HIGHLIGHTS
                          AMERISTOCK MUTUAL FUND, INC.

         The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that in investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information with respect to the fiscal years ended June 30, 2000, June 30, 1999 and June 30, 1998 has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's Statement of Additional Information, which is available upon request.


                                              Fiscal Year    Fiscal Year    Fiscal Year    Fiscal Year       Period
                                                 Ended          Ended          Ended          Ended           Ended
                                              June 30, 00    June 30, 99    June 30, 98    June 30, 97    June 30, 96(1)
Net Asset Value,
Beginning of Period                               $38.89         $31.48         $25.06         $19.03         $15.00

Income from Investment Operations
     Net Investment Income                           .55            .44           .41             .52            .43
     Net Gains (Losses) on Securities
     (realized and unrealized)                      3.92           7.41          7.26            5.94           3.78
                                                  ------         ------        ------          ------         ------
         Total from
         Investment Operations                     35.52          39.33         32.73           25.49          19.21
Less Distributions
     Dividends
     (from net investment income)                   (.42)          (.22)         (.42)           (.39)          (.18)
     Distributions (from capital gains)             (.34)          (.22)         (.83)           (.04)         --.--
                                                    -----          -----         -----           -----         -----
     Total Distributions                            (.76)          (.44)        (1.25)           (.43)          (.18)
     Net Asset Value, End of Period               $34.76         $38.89        $31.48          $25.06         $19.03
     Total Return                                  -8.67%         24.94%        30.61%          33.95%         33.70%*

Ratios/Supplemental Data
     Net Assets, End of Period (Millions)         $86.66        $114.14        $12.75           $6.64          $2.23
     Ratio of Expenses to
         Prior to Reimbursement                     0.99%          0.96%         0.95%           1.06%          0.90%*
         After Reimbursement                        0.99%          0.94%         0.90%           0.56%          0.00%

     Ratio of Net Income to
     Average Net Assets
         Prior to Reimbursement                     1.51%          1.20%         1.43%           1.89%          1.47%*
         After Reimbursement                        1.51%          1.22%         1.48%           2.39%          2.90%

     Portfolio Turnover Rate                       31.13%          9.22%        11.85%          21.48%          7.43%

(1) From inception of investment activity (8/31/95)
* Annualized

          Notes to Financial Statements appear in the Fund's Statement of Additional Information.

                          AMERISTOCK MUTUAL FUND, INC.
                      AMERISTOCK LARGE COMPANY GROWTH FUND
                          AMERISTOCK FOCUSED VALUE FUND

A Statement of Additional Information ("SAI") dated July 1, 2001 is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge and to make shareholder inquires, call the Funds at
(800) 394-5064 or visit the Funds' Internet site at http://www.ameristock.com.

Information about each Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can call 202-942-8090 for information on the Public Reference Room's operations and copying charges.

         Ameristock Mutual Funds
         P.O. Box 6919
         Moraga, California 94570

         Investment Adviser
         Ameristock Corporation
         P.O. Box 6919
         Moraga, California 94570

         Custodian
         Firstar Bank, N.A.
         Cincinnati, OH

         Administrator and
         Bookkeeping and Pricing Agent
         ALPS Mutual Fund Services, Inc.
         370 17th Street
         Denver, Colorado

         Distributor
         ALPS Distributors, Inc.
         370 17th Street
         Denver, Colorado

         Transfer Agent
         Mutual Shareholder Services
         Brecksville, Ohio

         Legal Counsel
         McDonald, Hopkins, Burke & Haber Co., L.P.A.
         Cleveland, Ohio

         Independent Auditor
         McCurdy & Associates CPAs, Inc.
         Westlake, Ohio

Investment Company Act File Nos.:
         Ameristock Mutual Fund, Inc.:                        811-09090
         Ameristock Large Company Growth Fund:                811-10141
         Ameristock Focused Value Fund:                       811-10141

                      AMERISTOCK LARGE COMPANY GROWTH FUND
                          AMERISTOCK FOCUSED VALUE FUND


STATEMENT OF ADDITIONAL INFORMATION

July 1, 2001


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Ameristock Large Company Growth Fund and Ameristock Focused Value Fund (each "Fund" and collectively, the "Funds") dated July 1, 2001. To obtain a copy of the Prospectus, without charge, please write to the Funds at P.O. Box 6919, Moraga, CA 94570 or call (800) 394-5064.

                               TABLE OF CONTENTS

                   Investments and Risks....................1
                   Management Agreement.....................7
                   Management of the Fund...................8
                   Ownership of Shares......................9
                   Portfolio Turnover.......................9
                   Portfolio Transactions and Brokerage.....9
                   Share Redemptions........................9
                   Distributor.............................10
                   Taxation of the Fund....................11
                   Performance Information.................11
                   Additional Information..................12


                              INVESTMENTS AND RISKS

Classification

Ameristock Large Company Growth Fund is a diversified, open-end management investment company. Ameristock Focused Value Fund is a non-diversified, open-end management investment company.

Information on Each Fund's Investments

Each Fund has an investment objective of seeking capital appreciation. The principal investment strategies used by each Fund to pursue this objective, together with the principal risks of investing in each Fund, are described in the Prospectus under the headings "Risk/Return Summary - Ameristock Large Company Growth Fund" and "Risk/Return Summary - Ameristock Focused Value Fund".

Described  below  are  (i)  certain  other  investment   strategies   (including
strategies to invest in particular types of securities) which are not principal strategies and (ii) the risks of those strategies:

Convertible Securities. Each Fund may invest in securities convertible into common or preferred stock. Such securities allow the holder to convert the securities into another specified security of the same issuer at a specified conversion ratio at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. To the extent that any convertible security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

Preferred Stocks. In selecting preferred stocks, the Investment Advisor will use its selection criteria for either common stocks or debt securities, depending on the Investment Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

Securities Lending. Securities lending allows each Fund to retain ownership of the securities loaned out and, at the same time, to earn additional income. Each Fund may lend its portfolio securities constituting up to 30% of its net assets. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will only be made to U.S. or foreign banks or broker-dealers which have been rated within the two highest grades assigned by Standard & Poor's or Moody's, or which have been determined by the Investment Adviser to be of equivalent quality. Furthermore, securities will only be lent if, in the judgment of the Investment Adviser, the consideration to be earned from such loans justify the risk.

Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

Risks of securities lending are (i) loss of rights in the loaned securities should the borrower fail financially and (ii) investment losses on the loaned securities.

Illiquid Investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Investment Adviser determines the liquidity of each Fund's investments and, through reports from the Investment Adviser, the Board of Trustees monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Investment Adviser may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features), and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). The Fund may not invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities.

Foreign Exposure. Each Fund may invest in (i) stocks of U.S. headquartered companies having substantial foreign operations or (ii) foreign stocks. These stocks involve certain inherent risks that are different from those of other companies, including political or economic instability of the foreign country or countries, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, these stocks may be subject to greater price fluctuations than securities of other companies.

Options. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security or index (in the case of a call option) or to sell a specified security or index (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities. Each Fund may write a call or put option only if the option is "covered". This means so long as the Fund is obligated as the writer of a call option, it will hold the underlying security subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as on the written call. A put is covered if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instruments on which they are purchased or sold.

A Fund's purchase of a put option on a security might be designated to protect its holdings in the underlying instrument (or, in some cases a similar instrument) against substantial declines in the market value by giving the Fund the right to sell such instrument at the option exercise price. A Fund's purchase of a call option on a security or index might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The value of the underlying securities on which the options may be written at any one time will not exceed 15% of either Fund's total assets. A Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase.

Even though a Fund will receive the option premium to help protect it against a loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of an exchange; (v) inadequacy of the facilities of an exchange to handle current trading volume; or
(vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Futures. Each Fund's use of options and financial futures thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management, or other portfolio management purposes. Typically, maintaining a futures contract requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified asset (initial margin) which is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation or maintenance margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on a futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential variation or maintenance margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into offsetting transactions but there can be no assurance that the position can be offset prior to settlement at an advantageous price, not that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the value of the face amount of the open futures contracts and options thereon would exceed 25% of the Fund's total assets.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position was closed, which could result in a decrease in the Fund's net asset value. The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption or normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Segregated Accounts. Futures contracts, options, and options on futures contracts require a Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.

Fixed Income Securities. Each Fund may invest in fixed income securities (corporate debt securities, bank certificates of deposit, bank checking account, and U.S. Government and Agency obligations). All of Ameristock Large Company Growth Fund's fixed income securities must be rated within the top three categories of safety according to rating service companies like Standard & Poor's, Moody's, Fitch, or Duff & Phelps at the time of the investment or, if not rated, must then be determined by the Investment Adviser to be of comparable quality. Fixed income securities prices fluctuate inversely with interest rate movements. Other fixed income risk factors include default risk.

High-Yield Securities - Ameristock Focused Value Fund. Ameristock Focused Value Fund may, from time to time, invest in lower-rated securities (rated BBB or lower by Standard & Poor's Corporation Rating Service) or in unrated securities, when, in the view of the Adviser, such investments are consistent with the Fund's investment objective. Certain risk factors that investors should recognize as being associated with the Adviser's discretion to invest in such securities are set forth below.

In general, when interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. Prices of lower-rated securities (also sometimes referred to as "high-yield" securities) have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities.

The values of lower-rated securities tend to reflect individual corporate developments to a greater extent than higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Further, securities rated BB or lower by Standard & Poor's are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. In some cases, such securities are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to receive payments when senior securities are in default or to recover full principal. Many issuers of lower-rated corporate debt securities are substantially leveraged, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Upon any default, the Fund may incur additional expenses to the extent it is required to seek recovery of the payment of principal or interest on the relevant portfolio holding.

In addition, lower-rated securities may tend to trade in markets that are relatively less liquid than the market for higher rated securities. It is thus possible that the Fund's ability to dispose of such securities, when its investment adviser deems it desirable to do so, may be limited. The lack of a liquid secondary market may also have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to met the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. In addition, a less liquid market may interfere with the ability of the Fund to accurately value lower-rated securities and, consequently, value the Fund's assets. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

The market for "high-yield" fixed-income securities has not weathered a major economic recession and it is unknown what effect a recession might have on such securities. It is likely, however, that any such recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn would adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Standard & Poor's Corporation ("S&P") is a private service that provides rates of the credit quality of debt obligations. These ratings represents S&P's opinion as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its ratings may be reduced.

Other Investment Companies. Each Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940. Each Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. To the extent that a Fund invests in other investment companies, an investor in the Fund will bear not only his proportionate share of the expenses of the Fund but also indirectly similar expenses of the underlying investment companies in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses.

Policies

Unless otherwise noted, whenever an investment policy states a maximum percentage of either Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such a standard or percentage will be determined immediately after and as a result of such Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with such Fund's investment objectives and policies.

Each Fund's fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the Fund. The following are each Fund's fundamental investment policies set forth in their entirety. The Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         2. purchase the securities of any issuer if such purchase, at the time thereof, would cause the Fund to fail to satisfy the requirements of the Internal Revenue Code Section 851(b)(3) (or any successor provision), as amended;

         3. issue senior securities, except as permitted under the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff;

         4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) provided that immediately after such borrowing, the Fund has asset coverage (as defined in the Investment Company Act of 1940) of at least 300%;

         5. act as an underwriter of securities issued by others, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         6. invest in securities or other assets that the Board of Trustees determines to be illiquid if more than 15% of the Fund's net assets would be invested in such securities;

         7. (a) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities), (b) invest in oil, gas, or mineral exploration or development programs or leases, or (c) purchase securities on margin.

         8. purchase or sell real estate or make real estate mortgage loans or invest in real estate limited partnerships, except that the Fund may purchase and sell securities issued by entities engaged in the real estate industry or instruments backed by real estate.

         9. make loans, except the Fund may (i) purchase and hold debt securities in accordance with its investment objective and policies, and (ii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.

In addition, it is a fundamental investment policy of Ameristock Large Company Growth Fund to satisfy the requirements for classification of such Fund as a "diversified" management company within the meaning of the Investment Company Act of 1940.

The foregoing restrictions, as well as each Fund's investment objective of seeking capital appreciation, are fundamental policies that may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities. A majority of a Fund's outstanding voting securities means the lesser of (a) more than 50% of the Fund's outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy.


MANAGEMENT AGREEMENT

Each Fund employs the Investment Adviser to furnish advisory and other services. Under the Investment Adviser's contract with each Fund, the Investment Adviser acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Adviser, and all personnel of the Fund or of the Investment Adviser performing services relating to research, statistical, and investment activities.

In addition, the Investment Adviser, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with the Fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

The Adviser pays all operating expenses of each Fund except for brokerage, taxes, interest, and extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

For the services of the Investment Adviser, each Fund pays as compensation a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets.

ALPS Mutual Funds Services, Inc. ("ALPS Services") performs certain administrative services to the Funds pursuant to an Administration Agreement between ALPS Services and the Funds. ALPS Services also acts as bookkeeping and pricing agent for the Funds pursuant to a Fund Accounting and Services Agreement between ALPS Services and the Funds. All of the fees and expenses payable to ALPS Services under such agreements and to ALPS Distributors, Inc. under the Distribution Agreement (see "Distribution" below) are paid by the Investment Advisor and pursuant to a Combined Fee Agreement.


MANAGEMENT OF THE FUND

The Trustees and Officers of the Fund, their business addresses and their principal occupations during the past five years are set forth below. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Investment Adviser are indicated by an asterisk (*).

Name and Business Address     Age      Position Held with Fund             Principal Occupation for Last Five Years
Nicholas D. Gerger*           (39)     Chairman, President, Treasurer      President Ameristock Corporation, Portfolio
P.O. Box 6919                                   and Trustee                Manager of the Fund.  Portfolio Manager with
Moraga, CA 94570                                                           Bank of America helping to manage over $250
                                                                           million in commingled and mutual fund accounts
                                                                           (1993-1995)

Stephen J. Marsh              (48)                Trustee                  Vice-President with FMV Opinions, Inc. (1998-
P.O. Box 6919                                                              Present).  Managing Director, The Mentor Group
Moraga, CA 94570                                                           (1991-1998)

Alev Efendioglu, PhD.         (59)                Trustee                  Professor of Management and Small Business
P.O. Box 6919                                                              Institute Director, McLaren School of Business,
Moraga, CA 94570                                                           University of San Francisco (1977-Present).


The Trustees of the Fund who are employees or Trustees of the Investment Adviser receive no compensation from the Fund. Each of the other Trustees is paid an annual retainer of $1.00 and is reimbursed for the expenses of attending meetings.

Each Fund and the Investment Adviser have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics permits personnel subject to the Code to invest in securities that may be purchased or held by the Fund, except that each such person may not purchase or sell any security which, to his actual knowledge at the time of such purchase or sale (a) is being considered for purchase or sale by the Fund or (b) is being purchased or sold by the Fund.

OWNERSHIP OF SHARES

The following persons were known by each Fund to be holders of record or beneficially of 5% or more of the Fund as of May 17, 2001:

                      AMERISTOCK LARGE COMPANY GROWTH FUND

         Name and Address                                 Percentage Held

         Lionel G. Marthe                                      22.68%
         1028 Paloma Road
      Monterey, CA 93940-5614

 National Investors Services Corp.                             39.54%
         56 Water Street
        New York, NY 10041


                          AMERISTOCK FOCUSED VALUE FUND

         Name and Address                                 Percentage Held

          Trustlynx & Co.                                      12.55%
  Attn: Trustlynx House Account
         P.O. Box 173736
      Denver, CO 80217-3736

      Ameristock Corporation                                    7.62%
          P.O. Box 6919
        Moraga, CA 94556

        FTC & Co. Datalynx                                      5.58%
       Attn: House Account
         P.O. Box 173736
         Denver, CO 80217

          Susan S. Adler                                        5.31%
  Elizabeth Adler Shade, Trustees
          19 Tioga Lane
     Pleasantville, NY 10570

 National Investors Services Corp.                             46.22%
         55 Water Street
        New York, NY 10041

       Stephen B. Wiznitzer                                     5.83%
        Jane T. Wiznitzer
         134 Lynam Road
        Stamford, CT 06903

As of May ___, 2001, all Officers and Directors as a group beneficially owned ___% of the outstanding shares of the Fund.

PORTFOLIO TURNOVER

While it is difficult to predict, the Investment Adviser expects that the annual portfolio turnover rate will not exceed 100% for Ameristock Large Company Growth Fund and 200% for Ameristock Focused Value Fund. A greater rate may be experienced during periods of marketplace volatility which necessitates more active trading. A higher portfolio turnover rate involves greater transaction costs to the Fund and may result in the realization of net capital gains which would be taxable to shareholders when distributed.


PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board of Trustees, decisions to buy and sell securities for each Fund and negotiation of its brokerage commission rate are made by the Investment Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each transaction, the Investment Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified, determined in good faith by the Investment Adviser, by other aspects of the portfolio execution services offered such as research, economic data, and statistical information about companies and industries, non-inclusive.


SHARE REDEMPTIONS

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by each Fund, under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; for any period during which an emergency exists as a result of (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; and (3) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

The value of shares of each Fund on redemption may be more or less than the shareholder's cost, depending upon market value of the Fund's assets at the time. Shareholders should note that if a loss has been realized on the sale of shares of the Fund, the loss may be disallowed for tax purposes if shares of the same Fund are purchased within (before or after) 30 days of the sale.

Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.


DISTRIBUTOR

Shares of the Fund are offered continuously on a best-efforts basis by ALPS Distributors, Inc., a registered NASD broker-dealer ("ALPS"). The address of ALPS is 370 17th Street, Suite 3100, Denver, Colorado 80202. Pursuant to the Distribution Agreement between the Fund and ALPS, ALPS has agreed to hold itself available to receive orders for the purchase of the Fund's shares, to accept such orders on behalf of the Fund and to promptly transmit such orders to the Fund's transfer agent. ALPS does not receive any commissions or other compensation for the sale of share of the Fund other than the compensation paid by the Investment Advisor to ALPS pursuant to the Combined Fee Agreement. ALPS is not obligated to sell any certain number of shares.


TAXATION OF THE FUNDS

Each Fund intends to qualify each year as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. Qualification as a regulated investment company will result in each Fund's paying no taxes on net income and net realized capital gains distributed to shareholders. If these requirements are not met, a Fund will not receive special tax treatment and will pay federal income tax, thus reducing the total return of the Fund.

Statements as to the tax status of each shareholder's dividends and distributions will be mailed annually by the Fund's transfer agent. Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state or local taxes.


PERFORMANCE INFORMATION

From time to time, quotations of each Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Each Fund may also compare its performance figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to, the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Price Index (the "S&P 500"), the various NASDAQ indices, and the Wilshire 5000. In addition, the Fund may compare its performance to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Ibbotsen Associates, Value Line Mutual Fund Survey, and other independent organizations. Also, each Fund may refer to its ratings and related analysis supporting the ratings from these or other independent organizations.

From time to time, each Fund may compare its performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market or certificate of deposit accounts. In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time advertising materials for the Fund may refer to, or include commentary by the Fund's portfolio managers relating to their respective investment strategies, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors. In addition, from time to time, advertising materials for the Funds may include information concerning retirement and investing for retirement, including information provided by the Social Security Administration, and may refer to the approximate number of then current Fund shareholders.

Each Fund may compare its performance to various capital markets such as common stocks, long-term government bonds, Treasury bills, and the U.S. rate of inflation as these figures are provided by Ibbotsen Associates and other independent organizations. Each Fund may also use the performance of these capital markets in order to demonstrate general risk versus reward investment scenarios. In addition, each Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

Each Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. A Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares may be more or less than their original cost.

Total returns quoted in advertising reflect all aspects of a Fund's return including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, the Fund's performance is not consistent over time, but changes from year to year, and that average annual returns represent figures as opposed to the actual year-to-year performance of the Fund. The formula for determining annual average total return expressed as a percentage is:

                  T = (ERV/P) 1/n - 1

         Where:

                  T = average annual total return
                  P = a hypothetical initial investment of $1,000 n = number of years.
                  EVR = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage change or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their component parts of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contribution to total return.

ADDITIONAL INFORMATION

Each Fund is an open-end management investment company and is a portfolio of Davis Park Series Trust, a Delaware business trust organized on August 17, 2000 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of each Fund. Each share of each Fund has equal voting, dividend, distribution and liquidation rights. In the event that Ameristock Corporation ceases to be the investment advisor, the right of each Fund to use the identifying name "Ameristock" may be withdrawn.

Firstar Bank, N.A., Cincinnati, Ohio, is the custodian of the assets of each Fund. The custodian is responsible for the safekeeping of each Fund's assets and the appointment of sub-custodians and clearing agencies. The custodian takes no part in determining the investment policies of either Fund or in deciding which securities are purchased or sold by each Fund. Each Fund may, however, invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Investment Adviser, its Officers and Directors, and the Fund's Trustees may from time to time have transactions with various banks, including banks servings as custodians for assets advised by the Investment Adviser. There have been no transactions of this sort to date with the Custodian.

The Financial Statements of the Fund included in this Statement of Additional Information have been so included in reliance on the report of McCurdy & Associates, Inc., independent certified public accountant, given on the authority of that firm as experts in accounting and auditing.

[Financial Statements to follow this page]

To The Shareholders and Trustees
Davis Park Series Trust:

We have audited the accompanying statement of assets and liabilities of Davis Park Series Trust (comprising, respectively, Ameristock Large Company Growth Fund and Ameristock Focused Value Fund) as of November 6, 2000. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of November 6, 2000, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective portfolios constituting the Davis Park Series Trust as of November 6, 2000, in conformity with generally accepted accounting principles.

/S/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 6, 2000

                             DAVIS PARK SERIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 6, 2000

                                             Ameristock         Ameristock
                                           Large Company         Focused
                                            Growth Fund         Value Fund

ASSETS:
    Cash in Bank                                $10,000            $90,000
                                                -------            -------

         Total Assets                           $10,000            $90,000
                                                -------            -------


LIABILITIES:                                    $     0            $     0
                                                -------            -------

         Total Liabilities                      $     0            $     0
                                                -------            -------


NET ASSETS                                      $10,000            $90,000
                                                -------            -------


NET ASSETS CONSIST OF:
  Capital Paid In                               $10,000            $90,000
                                                -------            -------


OUTSTANDING SHARES                              666.67            6,000.00


NET ASSET VALUE PER SHARE                       $15.00            $15.00


OFFERING PRICE PER SHARE                        $15.00            $15.00








                          See Accountants' Audit Report

                             DAVIS PARK SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                November 6, 2000


1.       ORGANIZATION
         Each Fund is an open-end management investment company and is a portfolio of Davis Park Series Trust, a Delaware business trust organized on August 17, 2000 (the "Trust"). The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of each Fund. Each share of each Fund has equal voting, dividend, distribution and liquidation rights. In the event that Ameristock Corporation ceases to be the investment adviser, the right of each Fund to use the identifying name "Ameristock" may be withdrawn.

         The primary investment objective of the Ameristock Large Company Growth Fund is to seek capital appreciation.

         The primary investment objective of the Ameristock Focused Value Fund is to seek capital appreciation.

         Each Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 666.67 shares of Ameristock Large Company Growth Fund and 6,000.00 shares of Ameristock Focused Value Fund have taken place to date.

2.       RELATED PARTY TRANSACTIONS
         The only person known by the Funds to be holders of record or beneficially of 5% or more of the shares of either Fund as of November 6, 2000 was Ameristock Corporation, which owned 100% of the shares of each Fund.

         As of November 6, 2000, all Officers and Trustees as a group beneficially owned 100% of the outstanding shares of each Fund. The shares of each Fund owned by Ameristock Corporation are deemed to be beneficially owned by Nicholas D. Gerber, Chairman of the Fund and the President and majority shareholder of Ameristock Corporation.

         Each Fund employs Ameristock Corporation (the "Investment Adviser") to furnish advisory and other services. Under the Investment Adviser's contract with each Fund, the Investment Adviser acts as Investment Adviser and, subject to the supervision of the Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objective, policies, and limitations. The Investment Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund's investments, and compensates all officers of the Fund, all Trustees who are "interested persons" of the Fund or the Investment Adviser, and all personnel of the Fund or of the Investment Adviser performing services relating to research, statistical, and investment activities.

         In addition, the Investment Adviser, subject to the supervision of the Board of Trustees, provides the management and administration services necessary for the operation of the Fund. These services include providing facilities for maintaining the Fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters,

                             DAVIS PARK SERIES TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                November 6, 2000


2.       RELATED PARTY TRANSACTIONS (Cont'd)
         and  other  persons  dealing  with  the  Fund;  preparing  all  general shareholder communications and conducting shareholder relations; maintaining the Fund's records and the registration of the Fund's shares under federal and state law; developing management and shareholder services for the Fund; and furnishing reports, evaluations, and analysis on a variety of subjects to the Board of Trustees.

         The Adviser pays all operating expenses of each Fund except for brokerage, taxes, interest, extraordinary expenses (including, without limitation, litigation and indemnification costs and expenses).

         For the services of the Investment Adviser, each Fund pays as compensation a fee, accrued daily and payable monthly, at an annual rate of 1.00% of Ameristock Large Company Growth Fund's average net assets and 1.35% of Ameristock Focused Value Fund's average net assets.

3.       CAPITAL STOCK AND DISTRIBUTION
         At November 6, 2000 paid in capital amounted to $10,000 for Ameristock Large Company Growth Fund and $90,000 for Ameristock Focused Value Fund. Transactions in capital stock were as follows:

                                               Ameristock            Ameristock
                                             Large Company            Focused
                                              Growth Fund            Value Fund

          Shares Sold                            666.67               6,000.00

          Shares Redeemed                             0                      0
                                                --------              --------

          Net Increase                           666.67               6,000.00
                                                --------              --------

          Shares Outstanding                     666.67               6,000.00
                                                --------              --------

                                     PART C

                                OTHER INFORMATION

    Item 23. Exhibits.

         Exhibit Description

                 a                        Declaration of Trust (1)
                 b                        By-Laws (1)
                 c                        None
                 d                        Management Agreement (3)
                 e                        Distribution Agreement
                 f                        None
                 g                        Custody Agreement (3)
                 h(1)                     Transfer Agent Agreement (3)
                 h(2)                     Fund Accounting and Services Agreement
                 h(3)                     Administration Agreement
                 h(4)                     Combined Fee Agreement
                 i                        Opinion and Consent (3)
                 j                        Consent of Independent Auditors
                 k                        None
                 l                        Subscription Agreement (3)
                 m                        None
                 p                        Code of Ethics (3)

(1) Incorporated by reference to corresponding exhibit of Registration Statement filed September 19, 2000.

(2) Incorporated by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to Registration Statement filed November 16, 2000.

(3) Incorporated by reference to the corresponding exhibit of Pre-Effective Amendment No. 2 to Registration Statement filed December 15, 2000.

         Item 24.          Persons Controlled by or Under Common Control with
                           Registrant.

                           The Fund and the Adviser may be deemed to be under common control of Nicholas D. Gerber, the Chairman of the Fund and President of the Adviser.

         Item 25.          Indemnification.

                           Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust filed as Exhibit
                           a. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange
                           Commission:

                           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suite or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

         Item 26.          Business and Other Connections of the Investment
                           Adviser.

                           None.

         Item 27.          Principal Underwriter.

                           (a) The sole principal underwrite for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, DIAMONDS Trust, Select Sector SPDR Trust, Nasdaq 100 Trust, Firsthand Funds, Holland Series Fund, Inc., State Street Institutional Investment Trust, and Financial Investors Variable Insurance Trust.

                           (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for Registrant, are as follows:

                                    Name and Principal      Positions and       Positions and
                                    Business Address*       Offices with        Offices with
                                                             Registrant          Underwriter
                                    W. Robert Alexander         None            Chairman, Chief
                                                                                Executive Officer
                                                                                and Secretary

                                    Thomas A. Carter            None            Chief Financial
                                                                                Officer

                                    Edmund J, Burke             None            President and
                                                                                Director

                                    Russell C. Burk             None            General Counsel

                                    Jeremy O. May               None            Vice President

                                    Rick A Pederson             None            Director

                                    Chris Woessner              None            Director

                             * All addresses  are 370  Seventeenth  Street,  Suite
                           3100, Denver, Colorado 80202.

                           (c)      Not Applicable.

         Item 28.          Location of Accounts and Records.

                           All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant at 127 Devin Road, Moraga, California 94556 and the Transfer Agent at 8869 Brecksville Road, Brecksville, Ohio 44141, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, Firstar Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45201.

         Item 29.          Management Services.

                           Not applicable.

         Item 30.          Undertakings.

                           Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant had duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Moraga, State of California, on the 18th day of May, 2001.


                                                 DAVIS PARK SERIES TRUST


                                                 By:   /s/ Nicholas D. Gerber
                                                 Nicholas D. Gerber, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                  Date

By:   /s/ Nicholas D. Gerber     Chairman, President, Treasurer    May 18, 2001
   -------------------------              and Trustee
     Nicholas D. Gerber

By:   /s/ Alev Efendioglu                  Trustee                 May 18, 2001
   ----------------------
     Alev Efendioglu

By:   /s/ Stephen J. Marsh                 Trustee                 May 18, 2001
   -----------------------
     Stephen J. Marsh

                                    Exhibit e

                 DAVIS PARK SERIES TRUST DISTRIBUTION AGREEMENT


        AGREEMENT dated as of July 1, 2001, between Davis Park Series Trust, a Delaware business trust (the "Trust"), on behalf of the Ameristock Large Company Growth Fund and the Ameristock Focused Value Fund, each a series of the Trust (collectively, "the Funds"), The Ameristock Corporation, a California corporation (the "Adviser"), and ALPS Distributors, Inc., a Colorado corporation and a registered broker-dealer under the Securities Exchange Act of 1934, having its principal place of business in Denver, Colorado (the "Distributor").


        WHEREAS, the Trust wishes to employ the services of the Distributor in connection with the promotion and distribution of the Funds' shares of beneficial interest (the "Shares");

        NOW, THEREFORE, in consideration of the mutual promises and undertakings herein contained, the parties agree as follows:


1. Documents - The Trust has furnished the Distributor with copies of the Declaration of Trust, Management Agreement, Administration Agreement, Custody Agreement, Transfer Agency and Service Agreement, current Prospectus and Statement of Additional Information, and all forms relating to any plan, program or service offered by the Funds. The Trust shall furnish promptly to the Distributor a copy of any amendment or supplement to any of the above-mentioned documents. The Trust shall furnish promptly to the Distributor any additional documents necessary or advisable to perform its functions hereunder.


2. Sale of Shares - The Trust grants to the Distributor the right to sell the Shares as agent on behalf of the Trust, during the term of this Agreement, subject to the registration requirements of the Securities Act of 1933, as amended (the "1933 Act"), and of the laws governing the sale of securities in the various states "Blue Sky" laws, under the terms and conditions set forth in this Agreement. The Distributor (i) shall have the right to sell, as agent on behalf of the Trust, Shares authorized for issue and registered under the 1933 Act, and (ii) may sell Shares under offers of exchange between Funds.

3. Sale of Shares by the Trust - The rights granted to the Distributor shall be nonexclusive in that the Trust reserves the right to sell Shares to investors on applications received and accepted by the Trust. Further, the Trust reserves the right to issue Shares in connection with the merger, consolidation or other combination by the Trust, through purchase or otherwise, with any other entity.

4. Shares Covered by this Agreement - This Agreement shall apply to unissued Shares of the Funds, if the Trust establishes one or more additional series with respect to which it wishes to retain the Distributor to serve as distributor hereunder, it will notify the Distributor in writing. If the Distributor is willing to render such services under this Agreement, it will so notify the Trust in writing, whereupon such series will become a "Fund" as defined hereunder and will be subject to the provisions of this Agreement to the same extent as the Funds named above, except to the extent that such provisions are modified with respect to such new Fund in writing by the Trust and the Distributor and Shares of the Funds repurchased for resale.

5.  Public  Offering  Price - Except as  otherwise  noted in the Funds'  current
Prospectus and/or Statement of Additional Information, all Shares sold to investors by the Distributor or the Trust will be sold at the public offering price. The public offering price for all accepted subscriptions will be the net asset value per Share, as determined in the manner described in the Funds' current Prospectus and/or Statement of Additional Information. The Funds shall in all cases receive the net asset value per Share on all sales. If a fee in connection with shareholder redemptions is in effect, the Funds shall be entitled to receive all of such fees (other than wire transfer fees).


6. Suspension of Sales - If and whenever the determination of net asset value is suspended and until such suspension is terminated, no further orders for Shares shall be processed by the Distributor except such unconditional orders as may have been placed with the Distributor before it had knowledge of the suspension. In addition, the Trust reserves the right to suspend sales and the Distributor's authority to process orders for Shares on behalf of the Funds if, in the judgment of the Trust, it is in the best interests of the Funds to do so. Suspension will continue for such period as may be determined by the Trust.

7. Solicitation of Sales - In consideration of these rights granted to the Distributor, the Distributor agrees to use all reasonable efforts, consistent with its other business, to secure purchasers for Shares of the Funds. This shall not prevent the Distributor from entering into like arrangements (including arrangements involving the payment of underwriting commissions) with other issuers.

All activities by Distributor and its agents and employees as distributor of the Shares shall comply with all applicable laws, rules and regulations, including, without limitation, all rules and regulations made or adopted pursuant to the 1940 Act by the SEC or any securities association registered under the Securities Exchange Act of 1934.

The Distributor will provide one or more persons, during normal business hours (7:00 a.m. to 6:00 p.m. Mountain Time), as required, to respond to telephone questions with respect to the Funds.

The Distributor will promptly transmit any orders received by it for purchase, redemption or exchange of the Shares to the Fund's transfer agent, and will promptly transmit any payments for shares to the Fund's transfer agent or custodian.

8. Authorized Representations - The Distributor is not authorized by the Trust to give any information or to make any representations other than those contained in the appropriate Registration Statement or Prospectus and Statement of Additional Information filed with the SEC under the 1933 Act (as such Registration Statement, Prospectus and Statement of Additional Information may be amended from time to time), or contained in shareholder reports or other material that may be prepared by or on behalf of the Funds for the Distributor's use. Consistent with the foregoing, the Distributor may prepare and distribute sales literature or other material as it may deem appropriate in consultation with the Trust, provided such sales literature complies with applicable law and regulation.

9. Registration of Shares - The Trust agrees that it will take all action necessary to register the Shares under the 1933 Act so that there will be available for sale the number of Shares the Distributor may reasonably be expected to sell. The Trust shall make available to the Distributor, at the Distributor's expense, such number of copies of the currently effective
Prospectus and Statement of Additional Information as the Distributor may reasonably request. The Trust, at its expense, shall furnish to the Distributor copies of all information, financial statements and other records, which the Distributor may reasonably request for use in connection with the distribution of Shares of the Funds.

10. Distribution Expenses - Unless otherwise agreed to by the parties hereto in writing, the Distributor shall bear all expenses in connection with the performance of its services hereunder, including, but not limited to, the cost of printing and distributing any Prospectuses and Statements of Additional Information or reports in connection with the offering of Shares for sale to the public other than those required to be distributed to existing shareholders of the Funds. The cost to the Distributor shall be the incremental cost of preparing materials above those required to satisfy existing shareholder requirements. The Distributor shall have no obligation to pay or to reimburse the Funds for any other expenses incurred by or on behalf of the Funds.


11. Fund Expenses - Unless otherwise agreed to by the parties hereto in writing or by the Trust and the Trust's other agents, the Adviser shall pay all fees and expenses in connection with (a) the filing of any registration statement under the 1933 Act and amendments prepared for use in connection with the offering of Shares for sale to the public, (b) preparing, setting in type, printing and mailing Prospectuses, Statements of Additional Information and any supplements thereto sent to existing shareholders, (c) preparing, setting in type, printing and mailing any report (including Annual and Semi-Annual Reports) or other communication to shareholders of the Fund, and (d) the "Blue Sky" registration and qualification of Shares for sale in the various states in which the Board of Trustees of the Trust shall determine it advisable to qualify such Shares for sale (including registering the Fund as a broker or dealer or any officer of the Fund as agent or salesman in any state).

12. Use of the Distributor's Name - The Trust shall not use the name of the Distributor, or any of its affiliates, in any Prospectus or Statement of Additional Information, sales literature, and other material relating to the Funds in any manner without the prior written consent of the Distributor (which shall not be unreasonably withheld); provided, however, that the Distributor hereby approves all lawful uses of the names of the Distributor and its affiliates in the Prospectuses and Statements of Additional Information of the Trust and in all other materials which merely refer in accurate terms to their appointments hereunder or which are required by the SEC, NASD, OCC or any state securities authority.


13. Use of the Trust's Name or Funds' Names - Neither the Distributor nor any of its affiliates shall use the name of the Trust or the Funds in any Prospectuses or Statements of Additional Information, sales literature, or other material relating to the Trust on any forms for other than internal use in any manner without the prior consent of the Trust (which shall not be unreasonably withheld); provided however, that the Trust hereby approves all lawful uses of its name in sales literature and all other materials which are required by the Distributor in the discharge of its duties hereunder which merely refer in accurate terms to the appointment of the Distributor hereunder, or which are required by the SEC, NASD, OCC or any state securities authority.

14. Insurance - The Distributor agrees to maintain fidelity bond and liability insurance coverages, which are, in scope and amount, consistent with coverages customary for distribution activities. The Distributor shall notify the Trust upon receipt of any notice of material, adverse change in the terms or provisions of its insurance coverage. Such notification shall include the date of change and the reason or reasons therefor. The Distributor shall notify the Trust of any material claim against the Distributor, whether or not covered by insurance, and shall notify the Trust from time to time as may be appropriate of the total outstanding claims made by the Distributor under its insurance coverage.

15. Indemnification - The Trust agrees to indemnify and hold harmless the Distributor and each of its directors, officers and employees, and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act, against any loss, liability, claim, damages or expenses (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) which any such person may incur in connection with any action, suit, investigation or proceeding arising out of or based upon the ground that the Registration Statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

Notwithstanding the foregoing, the Trust shall not be required to indemnify any person hereunder unless a court of competent jurisdiction has determined, in a final decision on the merits, that the person to be indemnified was not liable by reason of willful misfeasance, bad faith, or gross negligence in the performance of such person's duties, or by reason of such person's reckless disregard of such person's obligations under this Agreement ("disabling conduct"), or, in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnified person was not liable by reason of disabling conduct by (i) a vote of a majority of a quorum of the Board of Trustees of the Trust who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or
(ii) an independent legal counsel in a written opinion.

In no case (i) is the indemnity of the Trust in favor of the Distributor or any other person indemnified herein to be deemed to protect the Distributor or any other person against any liability to the Trust or its security holders to which the Distributor or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Distributor or such other person indemnified herein unless the Distributor or such other person, as the case may be, shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or such other person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability which it may have to the Distributor or such other person against whom such action is brought otherwise than on account of its indemnity agreement contained in this paragraph. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any such claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by the Trust and reasonably satisfactory to the Distributor or such other person or persons, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, the Distributor, its officers or directors or controlling person or persons, or such other person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by it or them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor, its officers or directors or controlling person or persons, or such other person or persons, defendant or defendants in the suit for the reasonable fees and expenses of any counsel retained by it or them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Shares.

The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees, officers and employees, and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claims or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith) which such person may incur in connection with any action, suit, investigation or proceeding arising out of or based upon the 1933 Act or any other statute or common law, alleging any wrongful act of the Distributor or any of its employees or alleging that the Registration Statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading, insofar as the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case (i) is the indemnity of the Distributor in favor of the Trust or such other person indemnified to be deemed to protect the Trust or such other person against any liability to the Trust or its security holders to which the Trust or such other person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or
(ii) is the Distributor to be liable under its indemnity agreement contained in this paragraph with respect to any claim made against the Trust or such other person indemnified unless the Trust or such other person, as the case may be, shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust or such other person (or after the Trust or such other person shall have received notice of service on any designated agent). However, failure to notify the Distributor of any claim shall not relieve the Distributor from any liability which it may have to the Trust or such other person against whom the action is brought otherwise than on account of its indemnity agreement contained in this paragraph. In the case of any notice to the Distributor, it shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and reasonably satisfactory to the Trust, to its officers and Trustees and to any controlling person or persons, or such other person or persons, defendant or defendants in the suit. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the Trust or its controlling person or persons, or such other person or persons, defendant or defendants in the suit, shall bear the fees and expense of any additional counsel retained by it or them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, or such other person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by it or them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it in connection with the issuance and sale of any of the Shares.

16. Liability of the Distributor - The Distributor shall not be liable for any damages or loss suffered by the Trust in connection with the matters to which this Agreement relates, except for (a) damage or loss resulting from willful misfeasance, bad faith or gross negligence on the Distributor's part in the performance, or reckless disregard, of its duties under this Agreement, and (b) damage and loss for which the Distributor has agreed to indemnify the Trust under Section 15 of this Agreement. Any person, even though also an officer, director, employee or agent of the Distributor or any of its affiliates, who may be or become an officer of the Trust, shall be deemed, when rendering services to or acting on any business of the Trust in any such capacity (other than services or business in connection with the Distributor's duties under this Agreement), to be rendering such services to or acting solely for the Trust and not as an officer, director, employee or agent or one under the control or direction of the Distributor or any of its affiliates, even if paid by the Distributor or an affiliate thereof.

17. Acts of God, Etc. - The Distributor shall not be liable for delays or errors occurring by reason of circumstances not reasonably foreseeable and beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war riot, or failure of communication or power supply. In addition, in the event of equipment breakdowns which are (i) beyond the reasonable control of the Distributor and (ii) not primarily attributable to the failure of the Distributor to reasonably maintain or provide for the maintenance of such equipment, the Distributor shall, at no additional expense to the Trust, take reasonable steps in good faith to minimize service interruptions but shall have no liability with respect thereto.

18. Supplemental Information - The Distributor and the Trust shall regularly consult with each other regarding the Distributor's performance of its obligations under this Agreement. In connection therewith, the Trust shall submit to the Distributor at a reasonable time in advance of filing with the SEC copies of any amended or supplemented Registration Statements (including exhibits) under the 1933 Act and the 1940 Act, and, a reasonable time in advance of their proposed use, copies of any amended or supplemented forms relating to any plan, program or service offered by the Trust. Any change in such material which would require any change in the Distributor's obligations under the foregoing provisions shall be subject to the Distributor's approval, which shall not be unreasonably withheld.


19. Term - This Agreement will become effective as of July 1, 2001, or such later date as may be agreed upon by the parties hereto, and shall continue until June 30, 2002, and thereafter shall continue automatically with respect to each Fund for successive annual periods, provided such continuance is specifically approved at least annually (i) by the Trust's Board of Trustees or (ii) by a vote of a majority of the outstanding Shares of the Trust (as defined in the 1940 Act), provided that in either event the continuance is also approved by the majority of the Trust's Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable with respect to each Fund without penalty on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding Shares of the Fund (as defined in the 1940 Act) or by the Distributor on not less than 60 days' notice. Any termination shall not affect the rights and obligations of the parties under Sections 15, 19 or 21 hereof. This Agreement shall automatically terminate in the event of its assignment (as defined in the 1940 Act).

Upon the termination of this Agreement, the Distributor, at the Trust's expense and direction, shall transfer to such successor as the Trust shall specify all relevant books, records and other data established or maintained by the Distributor under this Agreement.

20. Notice - Any notice required or permitted to be given by either party to the other hereunder shall be deemed sufficient if sent by (i) telex, (ii) telecopier, or (iii) registered or certified mail, postage prepaid, addressed by the party giving notice to the other party at the following address or at such other address as may from time to time be furnished by the other party to the party giving notice: if to the Trust at P.O. Box 6919, Moraga, CA 94570, Attn:
Nicholas Gerber and if to the Distributor, at 370 17th Street, Suite 3100, Denver, Colorado, 80202, Attn: Tom Carter.

21. Confidential Information - The Distributor, its officers, directors, employees and agents will treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and to prior or present shareholders or to those persons or entities who respond to the Distributor's inquiries concerning investment in the Trust, and will not use such records and information for any purposes other than performance of its responsibilities and duties hereunder. If the Distributor is requested or required by oral questions, interrogatories, request for information or documents, or subpoena in connection with any civil investigation, demand or other action, proceeding or process or is otherwise required by law, statute, regulation, writ, decree or the like to disclose such information, the Distributor will provide the Trust with prompt written notice of any such request or requirement so that the Trust may seek an appropriate protective order or other appropriate remedy and/or waive compliance with this provision. If such order or other remedy is not sought, or obtained, or waiver not received, the Distributor may, without liability hereunder, disclose to the person, entity or agency requesting or requiring the information that portion of the information that is legally required in the opinion of Distributor's counsel.

22. Miscellaneous - Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Colorado to the extent federal law does not govern. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. Except as otherwise provided herein or under the 1940 Act, this Agreement may not be changed, waived, discharged or amended except by written instrument which shall make specific reference to this Agreement and which shall be signed by the party against which enforcement of such change, waiver, discharge or amendment is sought. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

The Distributor acknowledges that the Declaration of Trust of the Trust provides that the obligations of the Trust under this Agreement are not binding on any officers, trustees or shareholders of the Trust individually, but are binding only upon the assets and properties of the various Funds. The Distributor further acknowledges and agrees that the liabilities, obligations and expenses incurred hereunder with respect to a particular Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of the other Fund or any other series of the Trust.

         IN WITNESS WHEREOF, the Trust has executed this instrument in its name and behalf by one of its officers duly authorized, and the Distributor has executed this instrument in its name and behalf by one of its officers duly authorized, as of the day and year first above written.


                                              ALPS  DISTRIBUTORS, INC.


                                              By:  /s/  Thomas A. Carter
                                                 Name: Thomas A. Carter
                                                 Title: Chief Financial Officer


                                              DAVIS PARK SERIES TRUST

                                              By:  /s/  Nicholas D. Gerber
                                                 Name: Nicholas D. Gerber
                                                 Title: Chairman



                                              AMERISTOCK CORPORATION


                                              By:  /s/  Nicholas D. Gerber
                                                 Name: Nicholas D. Gerber
                                                 Title: President

                                  EXHIBIT h(2)







                     FUND ACCOUNTING AND SERVICES AGREEMENT

                                     Between

                             Davis Park Series Trust

                                       and

                        ALPS MUTUAL FUNDS SERVICES, INC.

                                  EXHIBIT H(2)




                     FUND ACCOUNTING AND SERVICES AGREEMENT


         AGREEMENT made this 1st day of July, 2001, between Davis Park Series Trust, a Delaware business trust (the "Trust") under the laws of the State of Delaware, Ameristock Corporation, a California corporation ("Adviser") and ALPS Mutual Funds Services, Inc., a Colorado corporation having its principal office at 370 17th Street, Suite 3100, Denver, Colorado 80202 (the "Agent").

         WHEREAS, the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, presently consisting of the following portfolios: Ameristock Large Company Growth Fund and Ameristock Focused Value Fund; each of such investment portfolios and any additional investment portfolios that may be established by the Trust is referred to herein individually as a "Portfolio" and collectively as the "Portfolios"; and

         WHEREAS, the Adviser is the investment adviser to the Trust; and


         WHEREAS, ALPS Mutual Funds Services, Inc. provides certain fund accounting services to investment companies; and

         WHEREAS, the Trust desires to appoint the Agent as agent to perform certain bookkeeping and pricing services for the Portfolios on behalf of the Trust, and the Agent has indicated its willingness to so act, subject to the terms and conditions of this Agreement.

         NOW, THEREFORE, in consideration of the premises and mutual covenants hereinafter contained, the parties hereto agree as follows:

         1. Agent Appointed Bookkeeping and Pricing Agent. The Trust hereby appoints the Agent as bookkeeping and pricing agent for the Portfolios and the Agent agrees to provide the services contemplated herein upon the terms and conditions hereinafter set forth.

         2. Definitions. In this Agreement the terms below have the following meanings:

           (a) Authorized Person. Authorized Person means any of the persons duly authorized to giver Proper Instructions or otherwise act on behalf of the Trust by appropriate resolution of the Board of Trustees of the Trust. The Trust will at all times maintain on file with the Agent certification, in such form as may be acceptable to the Agent, of (i) the names and signatures of the Authorized Person(s) and (ii) the names of the members of the Board of Trustees of the Trust, it being understood that upon the occurrence of any change in the information set forth in the most recent certification on file (including without limitation any person named in the most recent certification who is no longer an Authorized Person as designated therein), the Trust will provide a new or amended certification setting forth the change. The Agent will be entitled to rely upon any Proper Instruction (defined below) which has been signed by person(s) named in the most recent certification.

           (b) Proper Instructions. Proper Instructions means any request, instruction or certification signed by one or more Authorized Persons. Oral instructions will be considered Proper Instructions if the Agent reasonably believes them to have been given by an Authorized Person and they are promptly confirmed in writing to the address for notice, e-mail or facsimile set forth below. Proper Instructions may include communications effected directly between electro-mechanical or electronic devices as agreed upon by the parties hereto.

         3. Duties of the Agent. The Agent agrees to provide or to arrange to provide at its expense the following services for the Trust:

           (a) Maintain separate accounts for each Portfolio, all as directed from time to time by Proper Instructions;

           (b) Timely calculate and transmit to NASDAQ each Portfolio's daily net asset value and public offering price (such determinations to be made in accordance with the provisions of the Trust's Amended and Restated Declaration of Trust and the then-current prospectuses and statements of additional information relating to the Portfolios, and any applicable resolutions of the Board of Trustees of the Trust) and promptly communicate such values and prices to the Trust and the Trust's transfer agent;

           (c) Maintain and keep current all books and records of the Portfolios as required by Section 31 and the rules thereunder under the 1940 Act ("Section 31") in connection with the Agent's duties hereunder. The Agent shall comply with all laws, rules and regulations applicable to the performance of its obligations hereunder. Without limiting the generality of the foregoing, the Agent will prepare and maintain the following records upon receipt of information in proper form from Authorized Persons of the Trust :

                      (i)     Cash receipts journal
                      (ii)    Cash disbursements journal
                      (iii)   Dividend records
                      (iv)    Purchase and sales - portfolio securities journals
                      (v)     Subscription and redemption journals
                      (vi)    Security ledgers
                      (vii)   Broker ledger
                      (viii)  General ledger
                      (ix)    Daily expense accruals
                      (x)     Daily income accruals
                      (xi)    Foreign currency journals
                      (xii)   Trial balances

           (d) Provide the Trust and its investment adviser(s) with daily Portfolio values, net asset values and other statistical data for each Portfolio as requested from time to time.

           (e) Compute the net income, exempt interest income and capital gains of each Portfolio for dividend purposes in accordance with relevant prospectus policies and resolutions of the Board of Trustees of the Trust.

           (f) Provide the Trust and its investment adviser(s) with information necessary to print the semi-annual and annual financial statements to be furnished to shareholders of each Portfolio and all raw financial data necessary for the timely preparation of tax returns, Form N-SAR, prospectus updates, Rule 24f-2 filings and proxy statements.

           (g) Provide facilities, information and personnel to accommodate annual audits and any audits with the Trust's independent accountants or examinations conducted by the Securities and Exchange Commission or other governmental entities.


           (h) Provide audited financial statements regarding the Fund on an annual basis, as requested. Such audits shall be conducted by an independent accounting firm selected by the Trust.


           (i) Furnish to the Trust at the end of every month, and at the close of each quarter of the Fund's fiscal year, a list of the portfolio securities and the aggregate amount of cash in the Portfolios.

           (j) Assist in the preparation of certain reports, audits of accounts, and other matters of like nature, as reasonably requested from time to time by the Trust.

         The Agent shall for all purposes be deemed to be an independent contractor and shall, unless otherwise expressly authorized, have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust.

         4. Instructions to the Agent. The Agent shall promptly take all appropriate steps necessary to carry out or comply with any Proper Instructions received from the Trust.


         5. Agent Compensation. In consideration for the services to be performed by the Agent, the Agent shall be entitled to receive from the Trust such compensation and reimbursement for all reasonable out-of-pocket expenses as may be agreed upon from time to time between the Agent and the Trust in advance and in writing. The Adviser agrees to pay the Agent compensation as described in the Combined Fee Agreement dated July 1, 2001, between the Trust, the Agent, Ameristock Mutual Fund, Inc., and Ameristock Corporation. It is agreed that fees set forth in the Combined Fee Agreement may be increased with not less than 60 days written notice upon written agreement of the parties.

         6.       Right to Receive Advice.

           (a) Advice of the Trust. If Agent is in doubt as to any action it should or should not take, Agent shall request directions or advice, including Proper Instructions, from the Trust.

           (b) Advice of Counsel. If Agent shall be in doubt as to any question of law pertaining to any action it should or should not take, Agent shall request advice from the Trust's counsel at the Trust's expense or from counsel of its own choosing at its own expense (being understood that it may be necessary for Agent to consult its own counsel due to conflict of interest issues which may be raised by Trust counsel.)

           (c) Conflicting Advice. In the event of a conflict between directions, advice or Proper Instructions Agent receives from the Trust and the advice Agent receives from counsel, Agent shall inform the Trust of the conflict and seek resolution.

         7.       Liability of the Agent.

           (a) The Agent may rely upon the written advice of counsel for the Trust and the Trust's independent accountants, and upon oral or written statements of brokers and other persons reasonably believed by the Agent in good faith to be expert in the matters upon which they are consulted and, for any actions reasonably taken in good faith reliance upon such advice or statements and without negligence, the Agent shall not be liable to anyone.

           (b) Nothing herein contained shall be construed to protect the Agent against any liability to the Trust or its share holders to which the Agent would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of its duties.

           (c) Except as may otherwise be provided by applicable law, neither the Agent nor its shareholders, officers, directors, employees or agents shall be subject to, and the Trust shall indemnify and hold such persons harmless from and against, any liability for and any damages, expenses or losses incurred by reason of the inaccuracy of factual information furnished to the Agent or any subcontractor(s) by an Authorized Person of the Trust.

           (d) The Agent shall ensure that it or any subcontractors have and maintain Errors and Omissions Insurance for the services rendered under this Agreement of at least $1 million (provided the Board of Trustees of the Trust may by resolution approve some lesser amount). The Agent shall provide to the Trust annually upon request a certificate from the appropriate errors and omissions insurance carrier(s) certifying that such Errors and Omissions Insurance is in full force and effect.

         8. Reports. Whenever, in the course of performing its duties under this Agreement, the Agent determines, on the basis of information supplied to the Agent by the Trust or its authorized agents, that a violation of applicable law has occurred or that, to its knowledge, a possible violation of applicable law may have occurred or, with the passage of time, would occur, the Agent shall promptly notify the Trust and its counsel.

         9. Activities of the Agent. The services of the Agent under this Agreement are not to be deemed exclusive, and the Agent shall be free to render similar services to others so long as its services hereunder are not impaired thereby.

         10. Accounts and Records. The accounts and records maintained by the Agent shall be the property of the Trust, and shall be surrendered to the Trust promptly upon receipt of Proper Instructions from the Trust in the form in which such accounts and records have been maintained or preserved. The Agent agrees to maintain a back-up set of accounts and records of the Trust (which back-up set shall be updated on at least a weekly basis) at a location other than that where the original accounts and records are stored. The Agent shall assist the Trust, the Trust's independent auditors, or, upon approval of the Trust, any regulatory body, in any requested review of the Trust's accounts and records, and reports by the Agent or its independent accountants concerning its accounting system and internal auditing controls will be open to such entities for audit or inspection upon reasonable request. There shall be no additional fee for these services. The Agent shall preserve the accounts and records as they are required to be maintained and preserved by Section 31.

         11. Confidentiality. The Agent agrees that it will, on behalf of itself and its officers and employees, treat all transactions contemplated by this Agreement, and all other information germane thereto, as confidential and not to be disclosed to any person except as may be authorized by the Trust in Proper Instructions.


         12. Duration and Termination of this Agreement. This Agreement shall become effective as of July 1, 2001. Either party may terminate this Agreement, without penalty, upon sixty (60) days prior written notice to the other.


                  Upon termination of this Agreement, the Agent shall deliver to the Trust or as otherwise directed in Proper Instructions (at the expense of the Trust, unless such termination is for breach of this Agreement by the Agent) all records and other documents made or accumulated in the performance of its duties or the duties of any subcontractor(s) for the Trust hereunder.

         13. Assignment. This Agreement shall extend to and shall be binding upon the parties hereto and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the prior written consent of the Agent, or by the Agent without the prior written consent of the Trust; provided further, that no agreement with any subcontractor(s) contemplated hereunder shall be entered into, terminated, amended, assigned or permitted to be assigned without the prior written consent of the Trust.

         14. Governing Law. The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Colorado, and the 1940 Act and the rules thereunder. To the extent that the laws of the State of Colorado conflict with the 1940 Act or such rules, the latter shall control.

         15. Names. The obligations of "Davis Park Series Trust" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trust personally, but bind only the Trust Property, and all persons dealing with any class of shares of the Trust must look solely to the Trust Property belonging to such class for the enforcement of any claims against the Trust.

         16. Amendments to this Agreement. This Agreement may only be amended by the parties in writing.

         17. Notices. All notices and other communications hereunder shall be in writing, shall be deemed to have been given when received or when sent by telex or facsimile, and shall be given to the following addresses (or such other addresses as to which notice is given):

                                          To the Agent:

                                          ALPS Mutual Funds Services, Inc.
                                          370 17th Street, Suite 3100
                                          Denver, Colorado  80202
                                          Attn:  Thomas A. Carter
                                          Fax:  (303) 623-2577
                                          e-mail:  tom.carter@alpsinc.com




                                          To the Trust:

                                          Davis Park Series Trust
                                          c/o P.O. Box 6919
                                          Moraga, CA 94570


         19. Counterparts. This Agreement may be executed by the parties hereto on any number of counterparts, and all of said counterparts taken together shall be deemed to constitute one and the same instrument.





         IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the day and year first above written.

                                          DAVIS PARK SERIES TRUST




ATTEST:  _____________________________      By: /s/ Nicholas D. Gerber
                                            Name:  Nicholas D. Gerber
                                            Title: Chairman




                                          ALPS MUTUAL FUNDS SERVICES, INC.



                                            By: /s/ Thomas A. Carter
ATTEST:  _____________________________      Title: Chief Financial Officer





                                          AMERISTOCK CORPORATION


ATTEST:  _____________________________      By: /s/ Nicholas D. Gerber
                                            Name:  Nicholas D. Gerber
                                            Title: President

                                  Exhibit h(3)
                            ADMINISTRATION AGREEMENT




                                                           As of July 1, 2001


ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado 80202

Dear Sirs:


                  Davis Park Series Trust a Delaware business trust (the "Trust"), on behalf of the Ameristock Focused Value Fund and the Ameristock Large Company Growth Fund, each a series of the Trust (each a "Fund" and collectively, the "Funds"), and Ameristock Corporation, a California corporation ("Adviser") herewith confirms their agreement with ALPS Mutual Funds Services, Inc. ("ALPS") as follows:


                  The Funds desire to employ their capital by investing and reinvesting the same in investments of the type and in accordance with the limitations specified in the Funds' Prospectus and Statement of Additional Information as from time to time in effect, copies of which have been or will be submitted to ALPS, and resolutions of the Trust's Board of Trustees. The Trust desires to employ ALPS as its administrator for the Funds.

1.       Services as Administrator


                  Subject to the direction and control of the Board of Trustees of the Trust, ALPS will: (a) assist in maintaining office facilities (which may be in the offices of ALPS or a corporate affiliate but shall be in such location as the Trust and ALPS shall reasonably determine); (b) furnish clerical services and stationery and office supplies; (c) compile data for, prepare and file with respect to the Funds timely notices to the Securities and Exchange Commission required pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act") and Semi-Annual Reports on Form N-SAR; (d) coordinate execution and filing by the Trust's independent accountant of all federal and state tax returns and required tax filings other than those required to be made by the Trust's custodian; (e) assist to the extent requested by the Trust with the Trust's preparation of Annual and Semi-Annual Reports to the Funds' shareholders and Registration Statements for the Trust (on Form N-1A or any replacement therefor); (f) monitor the Funds' expense accruals and pay all expenses on proper authorization from the Trust; (g) on a monthly basis, monitor each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended from time to time; (h) maintain the Trust's fidelity bond as required by the 1940 Act; (i) on a monthly basis, monitor compliance with the policies and limitations of the Funds as set forth in the Prospectus, Statement of Additional Information, and Declaration of Trust; and
(j) generally assist in the Funds' operations;

                  In compliance with the requirements of Rule 31a-3 under the 1940 Act, ALPS hereby agrees that all records, which it maintains for the Trust are the property of the Trust and further agrees to surrender promptly to the Trust any of such records upon the Trust's request. ALPS further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act.

2.       Fees; Delegation; Expenses


                  In consideration of services rendered pursuant to this Agreement, the Adviser will pay ALPS a fee as described in the Combined Fee Agreement dated July 1, 2001, between the Trust, ALPS, Ameristock Mutual Fund, Inc., and The Ameristock Corporation. The fee for any portion of a month shall be pro-rated according to the proportion, which such portion bears to the full monthly period.


                  ALPS will from time to time employ or associate itself with such person or persons or organizations as ALPS may believe to be desirable in the performance of its duties. Such person or persons may be officers and employees who are employed by both ALPS and the Trust. The compensation of such person or persons or organizations shall be paid by ALPS and no obligation shall be incurred on behalf of the Trust in such respect.

                  ALPS will bear all expenses in connection with the performance of its services under this Agreement and all related agreements, except as otherwise provided herein. ALPS will not bear any of the costs of Trust personnel. Other expenses incurred in the operation of the Funds shall be borne by the Funds, including transfer agency and custodial expenses; taxes; interest; Trustees' fees; brokerage fees and commissions; state "Blue Sky" qualification fees; advisory fees; insurance premiums; fidelity bond premiums; Trust and advisory related legal expenses; costs of maintenance of Trust existence; printing and delivery of materials in connection with meetings of the Trustees; and SEC registration fees.

3.       Proprietary and Confidential Information

                  ALPS agrees on behalf of itself and its officers, directors, employees and agents, to treat confidentially and as proprietary information of the Trust all records and other information relative to the Funds and their shareholders and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where ALPS may be exposed to civil, regulatory or criminal proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

4.       Limitation of Liability

                  ALPS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement.

5.       Term

                  This Agreement shall become effective as of July 1, 2001. Either party may terminate this Agreement, without penalty, upon 60 days prior written notice to the other.


6.       Governing Law

                  This Agreement shall be governed by the laws of the State of Colorado to the extent federal law does not govern.

7.       Other Provisions

                  The Trust recognizes that from time to time directors, officers and employees of ALPS may serve as directors, officers and employees of other corporations or businesses (including other investment companies) and that such other corporations and funds may include ALPS as part of their name and that ALPS or its affiliates may enter into administration or other agreements with such other corporations and funds.

                  ALPS acknowledges that the Declaration of Trust of the Trust provides that the obligations of the Trust under this Agreement are not binding on any officers, trustees or shareholders of the Trust individually, but are binding only upon the assets and properties of the various Funds. ALPS further acknowledges and agrees that the liabilities, obligations and expenses incurred hereunder with respect to a particular Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of the other Fund or any other series of the Trust.

                  If the Trust establishes one or more additional series with respect to which it wishes to retain ALPS to serve as administrator hereunder, it will notify ALPS in writing. If ALPS is willing to render such services under this Agreement, it will so notify the Trust in writing, whereupon such series will become a "Fund" as defined hereunder and will be subject to the provisions of this Agreement to the same extent as the Funds named above, except to the extent that such provisions are modified with respect to such new Fund in writing by the Trust and ALPS.

         If the foregoing is in accordance with your understanding, will you kindly so indicate by signing and returning to us the enclosed copy hereof.

                                                   Very truly yours,

                                                   DAVIS PARK SERIES TRUST



                                                   By:   /s/ Nicholas D. Gerber

                                                   Name: Nicholas Gerber
                                                   Title:    Chairman



                                                   AMERISTOCK CORPORATION


                                                   By:   /s/ Nicholas D. Gerber
                                                   Name: Nicholas D. Gerber
                                                   Title:    President



Accepted:

ALPS MUTUAL FUNDS SERVICES, INC.


By:   /s/ Thomas A. Carter
Name: Thomas A. Carter
Title: Chief Financial Officer

                                  Exhibit h(4)
                             COMBINED FEE AGREEMENT



        THIS AGREEMENT is made as of this 1st day of July, 2001, by and among Ameristock Mutual Funds, Inc. ("Ameristock"), a Maryland corporation, Davis Park Series Trust ("Davis Park"), a Delaware business trust, The Ameristock Corporation (the "Adviser"), a California corporation, and ALPS Mutual Funds Services, Inc. ("ALPS"), a Colorado corporation.

         WHEREAS, Ameristock and Davis Park are open-end management investment companies registered under the Investment Company Act of 1940, as amended ("Funds");

         WHEREAS, Adviser and ALPS have entered into an Administration Agreement, Distribution Agreement, and a Fund Accounting Agreement, each of which  is dated  July 1,  2001,  concerning  the  provision  of  management  and administrative services and fund accounting services for the investment portfolios of the Funds;


         WHEREAS,   Ameristock   and  Davis  Park  have  entered  into  separate
Management Agreements with the Adviser on behalf of each Fund; and


         WHEREAS, the parties desire to set forth the compensation payable by the Adviser under the foregoing agreements in a separate written document.


         NOW, THEREFORE, in consideration of the mutual premises and covenants herein set forth, the parties agree as follows:

         1. The Administration Agreements and Fund Accounting Agreements referred to herein shall be referred to collectively as the "Service Agreements."


         2. The Adviser shall pay to ALPS all of the compensation set forth herein on the dates set forth herein.


         3. The amount that is due and payable to ALPS (the "Payment") shall be computed as follows:

Base Fee (calculated daily and payable monthly)
            Greater of $225,000 minimum annual fee or:
            -   6.5 basis points  $0 - $500 million (total trust assets)
            -   5.0 basis points  $500 million - $1 billion (total trust assets)
            -   3.5 basis points  Over $1 billion (total trust assets)


            Out-of-Pocket  Expenses (payable monthly)
            -   Securities Pricing
            -   NASD Registered Representative Licensing Costs
            -   NASD Filing Fees
            -   $1.50/call above 1,000 calls/month

Additional Funds
                  Minimum fee increased by $75,000/additional fund

         4. This Agreement shall be governed by, and its provisions shall be construed in accordance with, the laws of the State of Colorado.

         5. This Agreement constitutes the entire agreement between the parties and supersedes all prior agreements or understandings between parties with respect to the subject matter herein.

         6. No change, modification or waiver of any term of this Agreement shall be valid unless it is in writing and signed by all parties hereto.

         IN WITESS WHEREOF, the parties hereto have caused this Agreement to be fully executed as of the day and year first written above.

                                         Ameristock Mutual Funds, Inc.

                                         By:    /s/  Nicholas D. Gerber
                                         Name:  Nicholas D. Gerber
                                         Its:     Chairman


                                         Davis Park Series Trust

                                         By:    /s/  Nicholas D. Gerber
                                         Name:  Nicholas D. Gerber
                                         Its:     Chairman


                                         Ameristock Corporation

                                         By:    /s/  Nicholas D. Gerber
                                         Name:  Nicholas D. Gerber
                                         Its:     President


                                         ALPS Mutual Fund Services, Inc.

                                         By:    /s/  Thomas A. Carter
                                         Name:    Thomas A. Carter
                                         Its:     Chief Financial Officer

                                    Exhibit j

                    CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS


     As independent public accountants, we hereby consent to the use of our report dated July 21, 2000 in Ameristock Mutual Fund's Post-Effective Amendment No. 7 and to all references to our firm included in or made a part of this Post-Effective Amendment.

McCurdy & Associates CPA's, Inc.
May 16, 2001